Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, net of allowance for credit losses	¥ 2,246	$ 308	¥ 1,417
Common Class A [Member]
Common Stock, par or stated value per share | $ / shares		$ 0.000002		$ 0.000002
Common Stock, shares authorized	20,000,000,000	20,000,000,000	20,000,000,000
Common Stock, shares, issued	299,797,728	299,797,728	299,797,728
Common Stock, shares, outstanding	270,610,831	270,610,831	271,260,233
Common Class B [Member]
Common Stock, par or stated value per share | $ / shares		$ 0.000002		$ 0.000002
Common Stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, shares, issued	54,543,800	54,543,800	54,543,800
Common Stock, shares, outstanding	54,543,800	54,543,800	54,543,800